Personnel costs - Categories of participants and Share rights (Details) kr in Millions		12 Months Ended
	Jun. 05, 2018 SEK (kr) kr / Right Right shares	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)
Disclosure of terms and conditions of share-based payment arrangement
Expected cumulative cost during the vesting period | kr		kr 240	kr 209	kr 121
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Number of B shares to which each share right entitles | shares	1
Number of shares allotted | shares	448,500
Number of additional shares allocated | shares	75,500
Number of share rights allotted | Right	1,765,100
Vesting period	3 years	3 years
Expected cumulative cost during the vesting period | kr	kr 112	kr 110
Expected social security cumulative cost during the vesting period | kr	kr 35
Participant's maximum profit per share right | kr / Right	388
Participant's maximum profit per share right, multiplication factor of average closing share price	4
LTI 2018 | Series A Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Entry level percentage	0.00%
Vest percentage	100.00%
Number of share rights allotted | Right	368,525
LTI 2018 | Series B Share Rights
Disclosure of terms and conditions of share-based payment arrangement
Stretch target percentage	20.00%
Vest percentage	50.00%
Number of share rights allotted | Right	1,396,575